Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 13,104	$ 23,352
Prepaid expenses and other receivables	1,786	1,480
Convertible note receivable	642
Total current assets	15,532	24,832
Long-term assets
Investment in associate	1,405	1,673
Investment in private company	3,363	7,409
Goodwill	43,862	43,324
In-process research and development	145,588	117,388
Deferred commitment fee	894
Other assets, including equipment, net	39	36
Total long-term assets	195,151	169,830
Total assets	210,683	194,662
Current liabilities
Accounts payable and accrued liabilities	2,422	750
Warrant liability		33
Total current liabilities	2,422	783
Non-current liabilities
Deferred tax liability	25,515	28,445
Deferred purchase price payable - Tarus	8,876
Deferred obligation - iOx milestone	5,568
Total non-current liabilities	39,959	28,445
Total liabilities	42,381	29,228
Shareholders’ Equity
Capital stock	216,630	158,324
Stock option reserve	20,542	16,928
Accumulated other comprehensive (loss) income	(3,059)	958
Accumulated deficit	(65,168)	(55,005)
Total equity attributable to owners of the Company	168,945	121,205
Non-controlling interest	(643)	44,229
Total equity	168,302	165,434
Total liabilities and equity	$ 210,683	$ 194,662